Financial Instruments and Financial Risk Management - Additional Information (Details) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Disclosure of fair value measurement [abstract]
Increase (decrease) in fair value recorded through Finance cost, net	€ (14,700,000)	€ (5,600,000)	€ (4,500,000)	€ (8,800,000)
Percentage of yield volatility			40.00%	40.00%
Percentage of credit spread			1.07%	1.36%
Percentge of increase decrease in yield volatility			2.50%	2.50%
Increase/decrease in fair value			€ 1,100,000	€ 1,300,000
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period			€ 0		€ 0